Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expenses [Line Items]
Income tax expenses, current	CAD 8,461	CAD 7,310
Income tax expenses, deferred	28,675	36,403
Income tax expense	37,136	43,713
Canada
Income Tax Expenses [Line Items]
Income tax expenses, current	7,533	5,272
Income tax expenses, deferred	(10,501)	1,959
Income tax expense	(2,968)	7,231
United States
Income Tax Expenses [Line Items]
Income tax expenses, current	928	2,038
Income tax expenses, deferred	39,176	34,444
Income tax expense	CAD 40,104	CAD 36,482